SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Equipment, and Software (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
General and administrative expenses	$ 25,263	$ 306,845	$ 62,061	$ 487,402	$ 48,885
Capital assets
Software				278,405	56,450
Accumulated amortization				(216,092)	(53,617)
Software, net				62,313	2,833
Computer equipment
Capital assets
Property and equipment, gross				57,810	57,004
Furniture and fixtures
Capital assets
Property and equipment, gross				207,140	70,108
Leasehold improvements
Capital assets
Property and equipment, gross				69,274	40,351
Property and equipment
Capital assets
Property and equipment, gross				334,224	167,463
Accumulated depreciation				$ (334,224)	$ (97,703)
Property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Lease life or expected life			3 years	3 years
Property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Lease life or expected life				10 years
Software
Property, Plant and Equipment [Line Items]
Lease life or expected life			3 years	3 years